Dec. 31, 2025
First Eagle US Equity ETF | First Eagle US Equity ETF
Investment Objective
The investment objective of the First Eagle US Equity ETF (the “Fund”) is to seek long-term growth of capital.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fees	0.79%
Distribution (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Total Annual Fund Operating Expenses	0.79%
Fee Waivers and/or Expense Reimbursement(2)	(0.34)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	0.45%

(1)	“Other Expenses” are estimated for the current fiscal year.

(2)	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses so that the total annual fund operating expenses (excluding Acquired Fund Fees and Expenses (“AFFE”), brokerage commissions, extraordinary items, interest or taxes) (“annual operating expenses”) is limited to 0.45% of the Fund’s average daily net assets. These contractual limitations are in effect until February 1, 2027, and may not be terminated prior to that date without the approval of the Board of Trustees (the “Board”) of First Eagle ETF Trust (the “Trust”).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The Example also assumes that: (1) your investment has a 5% return each year, and (2) the Fund’s operating expenses remain the same (except that the fee waiver is taken into account only for the one-year expense example). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years
$46	$218

1 Year	3 Years
$46	$218

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The Fund is an actively managed exchange-traded fund (“ETF”) and seeks to achieve its objective of long-term capital growth by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in domestic equity securities and may invest to a lesser extent in securities of non-U.S. issuers (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts). In particular, the Fund seeks companies exhibiting financial strength and stability, strong management and fundamental value. Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies.

The Fund may invest in cash and cash equivalents, including money market funds for cash sweeps.

The investment philosophy and strategy of the Fund can be broadly characterized as a “value” approach, as it generally seeks a “margin of safety” in its investment purchases with the goal being to avoid permanent impairment of capital (as opposed to temporary losses in share value relating to shifting investor sentiment or other normal share price volatility). In particular, a discount to “intrinsic value” is sought even for the best of businesses, with a deeper discount demanded for companies that we view as under business model, balance sheet, management or other stresses. “Intrinsic value” is based on our judgment of what a prudent and rational business buyer would pay in cash for all of the company in normal markets.

The Fund is non-diversified and typically expects to invest in a smaller number of issuers.

Performance

Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this Prospectus. Performance information will be available in the Prospectus once the Fund has at least one calendar year of performance. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information will be available on the Fund’s website at https://www.firsteagle.com/funds/us-equity-etf.

First Eagle US Equity ETF